Segment Reporting - Schedule of Major Distributors Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Major Distributors Revenue [Line Items]
Total revenue	$ 82,936,767		$ 49,840,288		$ 31,840,588
Customer A [Member]
Schedule of Major Distributors Revenue [Line Items]
Total revenue	11,384,781		21,003,414		23,621,588
Customer B [Member]
Schedule of Major Distributors Revenue [Line Items]
Total revenue		[1]	12,253,108			[1]
Customer C [Member]
Schedule of Major Distributors Revenue [Line Items]
Total revenue		[1]	6,011,902			[1]
Customer D [Member]
Schedule of Major Distributors Revenue [Line Items]
Total revenue		[1]	5,071,066			[1]
Customer E [Member]
Schedule of Major Distributors Revenue [Line Items]
Total revenue	15,196,911			[1]		[1]
Customer F [Member]
Schedule of Major Distributors Revenue [Line Items]
Total revenue	14,637,628			[1]		[1]
Customer G [Member]
Schedule of Major Distributors Revenue [Line Items]
Total revenue	$ 13,655,889			[1]		[1]

[1]	The revenue of this customer is not over 10% of total revenue of the Company.